Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

On July 11, 2013, WDLE, WD and WDH entered into a merger agreement setting out, among other things, the terms under which the proposed merger transaction will be undertaken. The merger agreement was completed on September 18, 2013. Under the transaction, all of the outstanding membership interests of WDH will be exchanged for shares of WDLE common stock and shares of a new Series B Preferred Stock of WDLE, resulting in WD receiving approximately 64% of the economic interest and not less than 80% of the voting interest in WDLE. Except for up to $15,000,000 shares of common stock, all other shares to be received by WD will be subject to lock-up agreements whereby such shares cannot be sold or transferred for a period of one year following closing, other than to affiliates and to current and former officers or members of WD and its affiliates (and on the condition such transferees enter into a similar lock-up agreement), upon a pledge of such securities (and on condition such pledgee will enter into a similar lock-up agreement) or in a secondary sale contemplated in connection with the merger. WD may also receive an additional 2,166,667 shares subject to certain performance conditions.

Substantially with the closing of the merger, WDLE completed the closing of a private placement (the “Primary Offering”) of units, each consisting of one newly issued share of common stock and one warrant to purchase half a share of newly issued common stock, at the price of $3.00 per unit, to unaffiliated, accredited third parties. The investors in the Primary Offering collectively purchased 3,960,616 shares of common stock and warrants to purchase 1,980,308 shares of common stock for total consideration of $11,881,847. The warrants (the “Warrants”) issued to the investors are exercisable for a period of three years at a purchase price of $3.00 per share of common stock and are subject to a call option. It is a condition to WDLE’s right to exercise its call option that, prior to the exercise of the call option, the closing price of the common stock of WDLE equals or exceeds $6.00 per share for any 20 trading days within any period of 30 consecutive trading days. The Primary Offering was made to a limited number of accredited investors and was deemed to be exempt from registration under Section 4(a)(2) of the Securities Act.

NOTE 6 – SUBSEQUENT EVENTS

On July 11, 2013, WDLE, WD and WDH entered into a merger agreement setting out, among other things, the terms under which the proposed merger transaction will be undertaken. Under the transaction, all of the outstanding membership interests of WDH will be exchanged for shares of WDLE common stock and shares of a new Series B Preferred Stock of WDLE, resulting in WD receiving approximately 70.79% of the economic interest and not less than 80% of the voting interest in WDLE. The shares of common stock to be received by WD will be subject to lock-up agreements whereby such shares cannot be sold or transferred for a period of one year following closing, other than to affiliates and to current and former officers or members of WD and its affiliates (and on the condition such transferees enter into a similar lock-up agreement), upon a pledge of such securities (and on condition such pledgee will enter into a similar lock-up agreement) or in a secondary sale contemplated in connection with the merger. WD may also receive an additional 2,166,667 shares subject to certain performance conditions.